UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05643

ACM MANAGED INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

ACM Managed Income Fund

Portfolio of Investments

May 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 63.4%
Industrial - 48.4%
Basic - 4.9%
AK Steel Corp.
7.875%, 2/15/09	$135	$135,000
Arch Western Finance LLC
6.75%, 7/01/13	165	164,381
Equistar Chemicals Funding LP
10.125%, 9/01/08	470	494,675
10.625%, 5/01/11	100	105,500
Evraz Group SA
Series REGS
8.25%, 11/10/15 (a)	309	319,815
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	405	442,463
Georgia-Pacific Corp.
7.00%, 1/15/15 (b)	160	159,200
7.125%, 1/15/17 (b)	185	184,537
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.75%, 11/15/14 (b)	115	123,912
9.86%, 11/15/14 (a)(b)	115	120,175
Huntsman International LLC
7.875%, 11/15/14 (b)	165	173,456
Ineos Group Holdings PLC
8.50%, 2/15/16 (b)	240	241,500
Lyondell Chemical Co.
8.00%, 9/15/14	155	163,913
8.25%, 9/15/16	360	389,700
The Mosaic Co.
7.625%, 12/01/16 (b)	365	387,813
Nell AF S.a.r.l.
8.375%, 8/15/15 (b)	236	243,670
NewPage Corp.
10.00%, 5/01/12	205	226,269
Peabody Energy Corp.
Series B
6.875%, 3/15/13	480	486,000
Rhodia SA
8.875%, 6/01/11	355	370,755

		4,932,734

Capital Goods - 5.1%
Alion Science and Technology Corp.
10.25%, 2/01/15 (b)	40	42,000
Allied Waste North America, Inc.
6.375%, 4/15/11	335	336,675
Series B
7.125%, 5/15/16	397	408,414
7.375%, 4/15/14	155	159,068
Associated Materials, Inc.
11.25%, 3/01/14 (c)	385	296,450
Berry Plastics Holding Corp.
8.875%, 9/15/14	235	240,875
Bombardier, Inc.
8.00%, 11/15/14 (b)	275	289,094
Case New Holland, Inc.
7.125%, 3/01/14	250	261,250
9.25%, 8/01/11	245	257,250
Covalence Specialty Materials Corp.
10.25%, 3/01/16 (b)	115	117,875
Crown Americas
7.625%, 11/15/13	270	280,125
Goodman Global Holdings, Inc.
7.875%, 12/15/12	200	203,500
L-3 Communications Corp.
5.875%, 1/15/15	265	258,375
Owens Brockway Glass Container, Inc.
8.875%, 2/15/09	508	519,430
Series $
6.75%, 12/01/14	260	262,600
Plastipak Holdings, Inc.
8.50%, 12/15/15 (b)	115	122,475
Sequa Corp.
9.00%, 8/01/09	145	152,975
Trinity Industries, Inc.
6.50%, 3/15/14	510	511,275
United Rentals North America, Inc.
6.50%, 2/15/12	18	18,135
7.00%, 2/15/14	70	71,400
7.75%, 11/15/13	390	404,625

		5,213,866

Communications - Media - 8.0%
Allbritton Communications Co.
7.75%, 12/15/12	240	247,500
Cablevision Systems Corp.
Series B
8.00%, 4/15/12	315	319,725
Charter Communications Operations LLC
8.00%, 4/30/12 (b)	645	676,444
Clear Channel Communications, Inc.
5.50%, 9/15/14	387	336,625
5.75%, 1/15/13	258	234,611

CSC Holdings, Inc.
7.625%, 7/15/18	495	497,475
Series WI
6.75%, 4/15/12	260	256,750
Dex Media East LLC
9.875%, 11/15/09	130	135,200
12.125%, 11/15/12	192	208,320
Dex Media West LLC
Series B
8.50%, 8/15/10	160	167,000
DirecTV Holdings LLC
6.375%, 6/15/15	515	499,550
8.375%, 3/15/13	150	158,250
EchoStar DBS Corp.
6.375%, 10/01/11	255	255,956
6.625%, 10/01/14	380	380,000
7.125%, 2/01/16	160	164,200
Idearc, Inc.
8.00%, 11/15/16 (b)	295	306,062
Insight Midwest LP
9.75%, 10/01/09	130	131,625
Intelsat Bermuda Ltd.
8.625%, 1/15/15	210	224,963
11.25%, 6/15/16	507	579,248
Lamar Media Corp.
6.625%, 8/15/15	90	89,550
Liberty Media Corp.
5.70%, 5/15/13	130	122,759
7.875%, 7/15/09	98	101,822
8.25%, 2/01/30	125	123,906
Quebecor Media, Inc.
7.75%, 3/15/16	485	509,250
Rainbow National Services LLC
8.75%, 9/01/12 (b)	150	160,125
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13	115	113,275
Series A-2
6.875%, 1/15/13	213	209,805
Sirius Satellite Radio, Inc.
9.625%, 8/01/13	160	160,400
Univision Communications, Inc.
7.85%, 7/15/11	230	243,225
WDAC Subsidiary Corp.
8.375%, 12/01/14 (b)	200	211,000
WMG Holdings Corp.
9.50%, 12/15/14 (c)	215	167,700
XM Satellite Radio, Inc.
9.75%, 5/01/14	175	175,875

		8,168,196

Communications - Telecommunications - 4.9%
American Tower Corp.
7.125%, 10/15/12	453	470,554
Citizens Communications Co.
6.25%, 1/15/13	320	316,800
Dobson Cellular Systems, Inc.
Series B
8.375%, 11/01/11	144	153,360
Dobson Communications Corp.
8.875%, 10/01/13	155	163,138
Inmarsat Finance PLC
7.625%, 6/30/12	343	358,435
Level 3 Financing, Inc.
8.75%, 2/15/17 (b)	60	61,575
9.25%, 11/01/14 (b)	445	464,469
12.25%, 3/15/13	191	223,470
Mobile Telesystems Finance SA
8.00%, 1/28/12 (b)	384	404,640
PanAmSat Corp.
9.00%, 8/15/14	323	348,840
Qwest Corp.
6.875%, 9/15/33	100	96,000
8.875%, 3/15/12	1,170	1,284,075
Rural Cellular Corp.
8.25%, 3/15/12	95	99,987
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14	150	161,062
Windstream Corp.
8.125%, 8/01/13	178	191,350
8.625%, 8/01/16	139	151,858

		4,949,613

Consumer Cyclical - Automotive - 4.6%
Ford Motor Co.
7.45%, 7/16/31	623	512,418
Ford Motor Credit Co.
4.95%, 1/15/08	270	267,750
7.00%, 10/01/13	455	435,433
General Motors Acceptance Corp.
6.875%, 9/15/11	646	650,872
8.00%, 11/01/31	120	131,832
General Motors Corp.
8.25%, 7/15/23	635	592,931
8.375%, 7/15/33	665	618,450
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (b)	90	97,200
9.00%, 7/01/15	315	344,925
Keystone Automotive Operations, Inc.
9.75%, 11/01/13	264	234,960

Lear Corp.
Series B
5.75%, 8/01/14	90	76,950
8.50%, 12/01/13	80	78,000
8.75%, 12/01/16	345	331,200
Tenneco, Inc.
8.625%, 11/15/14	110	116,600
Visteon Corp.
7.00%, 3/10/14	270	237,600

		4,727,121

Consumer Cyclical - Other - 6.8%
Boyd Gaming Corp.
7.75%, 12/15/12	250	260,312
Broder Brothers Co.
Series B
11.25%, 10/15/10	145	144,638
Caesars Entertainment, Inc.
7.875%, 3/15/10	300	313,875
Gaylord Entertainment Co.
8.00%, 11/15/13	280	292,600
Greektown Holdings LLC
10.75%, 12/01/13 (b)	160	172,800
Harrah’s Operating Co., Inc
6.50%, 6/01/16	700	618,625
Host Hotels & Resorts LP
6.875%, 11/01/14	85	86,700
Host Marriott LP
Series Q
6.75%, 6/01/16	500	506,875
KB HOME
7.75%, 2/01/10	185	187,081
Levi Strauss & Co.
8.875%, 4/01/16	163	172,984
Mandalay Resort Group
Series B
10.25%, 8/01/07	530	532,650
MGM Mirage
6.625%, 7/15/15	552	523,710
8.375%, 2/01/11	465	485,925
Mohegan Tribal Gaming Auth
6.375%, 7/15/09	170	170,425
7.125%, 8/15/14	90	91,125
NCL Corp.
10.625%, 7/15/14	150	146,250
Penn National Gaming, Inc.
6.875%, 12/01/11	290	292,175
Riviera Holdings Corp.
11.00%, 6/15/10	330	343,200
Six Flags, Inc.
9.625%, 6/01/14	250	240,625

Station Casinos, Inc.
6.625%, 3/15/18	85	76,500
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (b)	245	248,675
Universal City Development Partners
11.75%, 4/01/10	245	260,312
Universal City Florida Holding Co.
8.375%, 5/01/10	100	103,000
William Lyon Homes, Inc.
10.75%, 4/01/13	176	174,900
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	505	506,894

		6,952,856

Consumer Cyclical - Restaurants - 0.1%
Sbarro, Inc.
10.375%, 2/01/15 (b)	55	56,925

Consumer Cyclical - Retailers - 1.4%
Autonation, Inc.
7.356%, 4/15/13 (a)	45	45,450
The Bon-Ton Dept Stores, Inc.
10.25%, 3/15/14	200	211,000
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14	110	114,400
Couche-Tard, Inc.
7.50%, 12/15/13	247	255,645
GSC Holdings Corp.
8.00%, 10/01/12	440	468,600
Rite Aid Corp.
6.875%, 8/15/13	195	175,744
9.25%, 6/01/13	180	182,700

		1,453,539

Consumer Non-Cyclical - 5.4%
Aramark Corp.
8.50%, 2/01/15 (b)	330	346,913
Concentra Operating Corp.
9.125%, 6/01/12	105	112,088
9.50%, 8/15/10	140	147,000
DaVita, Inc.
7.25%, 3/15/15	250	256,250
Dole Food Company, Inc.
8.625%, 5/01/09	170	173,400
8.875%, 3/15/11	71	72,420
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11	500	509,375
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14	160	173,600
HCA, Inc.
6.375%, 1/15/15	385	339,762
6.50%, 2/15/16	245	215,600
6.75%, 7/15/13	305	287,462
9.625%, 11/15/16 (b)(d)	415	457,537

Healthsouth Corp.
10.75%, 6/15/16 (b)	40	44,000
IASIS Healthcare Corp.
8.75%, 6/15/14	235	246,750
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13	605	634,663
7.625%, 6/01/16	345	373,743
Select Medical Corp.
7.625%, 2/01/15	244	225,700
Stater Brothers Holdings
8.125%, 6/15/12	140	145,600
Tenet Healthcare Corp.
7.375%, 2/01/13	225	212,063
Universal Hospital Services, Inc.
10.125%, 11/01/11	215	229,199
Ventas Realty LP/CAP CRP
6.75%, 4/01/17	156	159,900
Visant Corp.
7.625%, 10/01/12	155	158,488

		5,521,513

Energy - 1.7%
Chesapeake Energy Corp.
6.625%, 1/15/16	180	182,475
7.50%, 9/15/13	165	172,013
7.75%, 1/15/15	265	276,262
Compagnie Generale de Geophysique-Veritas
7.50%, 5/15/15	105	109,856
7.75%, 5/15/17	25	26,375
Complete Production Services, Inc.
8.00%, 12/15/16 (b)	140	145,600
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (b)	85	85,425
Opti Canada, Inc.
8.25%, 12/15/14 (b)	68	72,080
PetroHawk Energy Corp.
Series WI
9.125%, 7/15/13	165	177,375
Range Resources Corp.
7.50%, 5/15/16	195	203,775
Tesoro Corp.
6.25%, 11/01/12	245	245,612
6.50%, 6/01/17 (b)	35	35,044

		1,731,892

Other Industrial - 0.7%
FastenTech, Inc.
11.50%, 5/01/11	140	148,050
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14	215	231,125
11.75%, 8/01/16	115	128,800
Sensus Metering Systems, Inc.
8.625%, 12/15/13	150	153,000

		660,975

Services - 0.3%
Avis Budget Car Rental
7.75%, 5/15/16 (b)	230	238,625
West Corp.
9.50%, 10/15/14	80	84,200

		322,825

Technology - 3.6%
Amkor Technology, Inc.
9.25%, 6/01/16	150	157,125
Avago Technologies Finance
10.125%, 12/01/13	190	207,100
CA, Inc.
4.75%, 12/01/09 (b)	170	165,858
Flextronics International Ltd.
6.50%, 5/15/13	415	410,850
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (b)	495	495,619
10.125%, 12/15/16 (b)	145	145,181
Iron Mountain, Inc.
6.625%, 1/01/16	245	236,425
Nortel Networks Ltd.
10.125%, 7/15/13 (b)	235	262,025
NXP BV/NXP Funding LLC
8.11%, 10/15/13 (a)(b)	170	175,100
9.50%, 10/15/15 (b)	80	82,800
Seagate Technology HDD Holding
6.375%, 10/01/11	378	374,220
Serena Software, Inc.
Series WI
10.375%, 3/15/16	230	251,275
Sungard Data Systems, Inc.
9.125%, 8/15/13	495	525,937
Unisys Corp.
7.875%, 4/01/08	180	180,000

		3,669,515

Transportation - Airlines - 0.5%
AMR Corp.
9.00%, 8/01/12	206	213,983
Continental Airlines, Inc.
8.75%, 12/01/11	260	254,800
Series RJO3
7.875%, 7/02/18	76	79,414

		548,197

Transportation - Services - 0.4%
Hertz Corp.
8.875%, 1/01/14	190	204,487
10.50%, 1/01/16	165	186,244

		390,731

		49,300,498

Utility - 7.9%
Electric - 5.9%
The AES Corp.
7.75%, 3/01/14	470	495,263
8.75%, 5/15/13 (b)	65	68,981
9.00%, 5/15/15 (b)	175	186,375
Allegheny Energy Supply
7.80%, 3/15/11	200	211,500
8.25%, 4/15/12 (b)	355	386,063
Aquila, Inc.
14.875%, 7/01/12	185	240,489
CMS Energy Corp.
8.50%, 4/15/11	155	168,427
Dynegy Holdings, Inc.
7.75%, 6/01/19 (b)	170	168,300
8.375%, 5/01/16	355	368,756
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16	215	227,094
Edison Mission Energy
7.00%, 5/15/17 (b)	160	159,400
7.50%, 6/15/13	425	436,688
7.75%, 6/15/16	145	150,800
Mirant Americas Generation LLC
8.50%, 10/01/21	175	189,219
NRG Energy, Inc.
7.25%, 2/01/14	75	77,062
7.375%, 2/01/16 - 1/15/17	710	737,094
Reliant Energy, Inc.
9.50%, 7/15/13	330	357,637
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16	150	149,461
Sierra Pacific Resources
8.625%, 3/15/14	185	198,757
TECO Energy, Inc.
7.00%, 5/01/12	330	345,828
TXU Corp.
Series P
5.55%, 11/15/14	345	306,194
Series Q
6.50%, 11/15/24	443	380,125

		6,009,513

Natural Gas - 2.0%
El Paso Production Holding Co.
7.75%, 6/01/13	330	348,634
Enterprise Products Oper
8.375%, 8/01/66 (e)	385	418,603
Williams Cos, Inc.
7.625%, 7/15/19	980	1,075,550
7.875%, 9/01/21	185	207,200

		2,049,987

		8,059,500

Non Corporate Sectors - 3.8%
Derivatives - RACERS - 3.8%
Racers SER 06-6
5.296%, 7/01/08 (a)(b)	3,600	3,857,220

Credit Default Index Holdings - 2.1%
DJ CDX.NA.HY-100 - 2.1%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (b)	2,200	2,168,386

Financial Institutions - 1.2%
Brokerage - 0.9%
E*Trade Financial Corp.
7.375%, 9/15/13	170	177,013
7.875%, 12/01/15	552	594,780
8.00%, 6/15/11	155	162,556

		934,349

Insurance - 0.3%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (b)	185	186,387
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	95	92,055

		278,442

		1,212,791

Total Corporates - Non-Investment Grades (cost $62,774,668)		64,598,395

U.S. TREASURIES - 44.1%
U.S. Treasury Bonds
4.00%, 2/15/14 (f)	4,000	3,802,812
4.50%, 2/15/36 (f)	6,600	6,075,610
8.75%, 5/15/17	1,160	1,503,831
U.S. Treasury Notes
3.625%, 5/15/13 (f)	6,000	5,625,000
4.00%, 3/15/10 (f)	9,400	9,188,500
4.625%, 8/31/11 - 11/15/16 (f)	19,000	18,712,494

Total U.S. Treasuries
(cost $45,665,202)		44,908,247

MORTGAGE PASS-THRU’S - 26.3%
Fixed Rate 30-Year - 17.6%
Federal Home Loan Mortgage Corp.
Series 2003
5.50%, 5/01/33	23	22,345
Series 2005
5.50%, 10/01/35	708	692,462
Series 2007
7.00%, 2/01/37	597	614,753

Federal National Mortgage Association
6.50%, TBA	3,100	3,148,437
Series 2004
5.50%, 12/01/34	4,584	4,485,342
Series 2007
5.50%, 5/01/36	3,773	3,689,553
Government National Mortgage Association
Series 2006
5.50%, 6/20/36	5,398	5,296,938

		17,949,830

Agency ARMS - 8.7%
Federal Home Loan Mortgage Corp.
6.278%, 4/01/37	542	549,728
Series 2005
4.565%, 4/01/35 (a)	94	94,105
Series 2006
4.22%, 4/01/35 (a)	575	569,664
5.779%, 12/01/36 (a)	485	484,602
Series 2007
5.973%, 1/01/37 (a)	4,789	4,808,638
Federal National Mortgage Association
Series 2005
4.184%, 9/01/35 (a)	73	73,537
4.683%, 5/01/35 (a)	139	138,419
4.78%, 7/01/35 (a)	248	247,744
4.83%, 7/01/35 (a)	119	118,781
6.03%, 1/01/36 (a)	191	195,504
Series 2006
4.16%, 11/01/34 (a)	131	131,897
4.41%, 8/01/34 (a)	125	124,997
4.47%, 1/01/36 (a)	117	117,218
5.702%, 12/01/36 (a)	1,215	1,217,251

		8,872,085

Total Mortgage Pass-Thru’s (cost $27,017,877)		26,821,915

CORPORATES—INVESTMENT GRADES - 2.6%
Industrial - 1.8%
Basic - 0.3%
Ispat Inland ULC
9.75%, 4/01/14	279	308,231

Communications—Media - 0.5%
Rogers Cable, Inc.
6.75%, 3/15/15	485	506,307

Communications—Telecommunications - 0.8%
Rogers Wireless, Inc.
7.25%, 12/15/12	340	362,545
7.50%, 3/15/15	434	472,752

		835,297

Consumer Non-Cyclical - 0.2%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	135	130,152

		1,779,987

Financial Institutions - 0.8%
Finance - 0.5%
iStar Financial, Inc.
6.00%, 12/15/10	270	271,595
SLM Corp.
4.50%, 7/26/10	110	104,548
5.125%, 8/27/12	100	91,869

		468,012

Insurance - 0.2%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	205	200,669

REITS - 0.1%
iStar Financial, Inc.
7.00%, 3/15/08	155	156,423

		825,104

Total Corporates—Investment Grades (cost $2,582,732)		2,605,091

MORTGAGE CMO’S - 2.1%
Agency Fixed Rate - 2.1%
Federal Home Loan Mortgage Corp.
5.00%, 5/15/37	269	75,113
Series 2004-227, Class IO
5.00%, 12/01/34 (g)	789	199,802
Series 2005-232, Class IO
5.00%, 8/01/35 (g)	1,111	262,979
Federal National Mortgage Association
5.00%, 10/01/36	134	34,465
6.00%, 8/01/36	590	142,959
Series 2003-334, Class 22
5.00%, 2/01/18 (g)	281	42,372
Series 2003-337, Class 2
5.00%, 7/01/33 (g)	761	185,004
Series 2003-339, Class 24
5.00%, 7/01/18 (g)	1,068	158,049
Series 2003-339, Class 25
5.00%, 7/01/18 (g)	439	66,837
Series 2003-339, Class 26
5.00%, 7/01/18 (g)	360	55,327
Series 2004-351, Class 27
5.00%, 4/01/19 (g)	193	30,751
Series 2004-353, Class 2
5.00%, 8/01/34 (g)	941	237,389
Series 2005-357, Class 2
5.00%, 3/01/35 (g)	2,223	556,357
Series 2006-370, Class 2
6.00%, 5/25/36 (g)	266	64,518

Total Mortgage CMO’s (cost $2,032,811)		2,111,922

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.5%
Consumer Cyclical - Other - 0.5%
Royal Caribbean Cruises Ltd.
8.00%, 5/15/10	40	42,173
8.75%, 2/02/11	415	449,883

Total Emerging Markets - Non-Investment Grades
(cost $433,884)		492,056

	Shares

NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Financial Institutions - 0.2%
REITS - 0.2%
Sovereign REIT
12.00% (b)
(cost $173,010)	158	231,174

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (h)
(cost $2,330,990)	2,330,990	2,330,990

Total Investments - 141.5%
(cost $143,011,174)		144,099,790
Other assets less liabilities - (41.5)%		(42,288,694

Net Assets - 100.0%		$101,811,096

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
Merrill Lynch	4.90%	6/05/07	$8,543,488
Merrill Lynch	4.90	6/05/07	3,860,247
Merrill Lynch	4.90	6/05/07	9,838,373
Merrill Lynch	5.05	6/05/07	6,212,703
Merrill Lynch	5.10	6/05/07	6,913,530
Merrill Lynch	5.10	6/05/07	5,655,501

			$41,023,842

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2007.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $15,652,591 or 15.4% of net assets.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Pay-In-Kind Payments (PIK).
(e)	Variable rate coupon, rate shown as of May 31, 2007.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $41,021,414.
(g)	IO—Interest Only
(h)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

TBA To	Be Announced

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Managed Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	July 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2007

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